General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
General and Administrative Expenses	General and Administrative Expenses

	Year ended December 31,
	2024	2023
Accounting and legal	$1,922	$2,049
Amortization and depreciation	1,677	1,503
Office and administration	10,052	8,970
Salaries and consulting fees	28,683	29,281
Incentive payments	4,330	6,887
Other	2,934	3,739
	$49,598	$52,429